Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total USD ($)		Manager Shares	Common Shares USD ($)	Additional Paid-in Capital USD ($)	Retained Earnings (Deficit) USD ($)	Accumulated Other Comprehensive Loss, net USD ($)
Beginning balance at Dec. 31, 2009	$ 484,524			$ 30	$ 490,818	$ 47,844	$ (54,168)
Beginning balance, shares at Dec. 31, 2009			100	30,279,948
Dividends to shareholders	(22,407)					(22,407)
Dividend equivalent	(120)					(120)
Shares repurchased, shares				(3,652,579)
Shares repurchased	(35,487)			(3)	(35,484)
Shares issued in connection with vested share grants, shares				80,132
Shares issued in connection with vested share grants	(4)				(4)
Share-based compensation	3,720				3,720
Capital contribution from Babcock & Brown	4,509				4,509
Net income	52,667					52,667
Net change in the fair value of derivatives, net of deferred tax asset of $1,840, $470 and $1,456 for the years ended December 31, 2010, 2011 and 2012 respectively	(12,885)	[1]					(12,885)
Reclassification from other comprehensive income into earnings, net of deferred tax	387	[2]					387
Ending balance at Dec. 31, 2010	474,904			27	463,559	77,984	(66,666)
Ending balance, shares at Dec. 31, 2010			100	26,707,501
Dividends to shareholders	(20,738)					(20,738)
Dividend equivalent	(360)					(360)
Shares repurchased, shares				(1,102,106)
Shares repurchased	(13,142)			(1)	(13,141)
Shares issued in connection with vested share grants, shares				80,132
Share-based compensation	4,768				4,768
Net income	1,096					1,096
Net change in the fair value of derivatives, net of deferred tax asset of $1,840, $470 and $1,456 for the years ended December 31, 2010, 2011 and 2012 respectively	(4,959)	[1]					(4,959)
Reclassification from other comprehensive income into earnings, net of deferred tax	1,464	[2]					1,464
Ending balance at Dec. 31, 2011	443,033			26	455,186	57,982	(70,161)
Ending balance, shares at Dec. 31, 2011			100	25,685,527
Dividends to shareholders	(21,629)					(21,629)
Dividend equivalent	(884)					(884)
Shares issued in connection with vested share grants, shares				163,718
Shares issued to Onex and Summit, shares				2,191,060
Shares issued to Onex and Summit, values	23,914			2	23,912
Share-based compensation	3,635				3,635
Net income	47,669					47,669
Net change in the fair value of derivatives, net of deferred tax asset of $1,840, $470 and $1,456 for the years ended December 31, 2010, 2011 and 2012 respectively	9,075	[1]					9,075
Reclassification from other comprehensive income into earnings due to termination of derivative liabilities, net of deferred tax	27,479	[3]					27,479
Reclassification from other comprehensive income into earnings, net of deferred tax	(290)	[2]					(290)
Ending balance at Dec. 31, 2012	$ 532,002			$ 28	$ 482,733	$ 83,138	$ (33,897)
Ending balance, shares at Dec. 31, 2012			100	28,040,305

[1]	Deferred tax expense was $1.4 million and deferred tax benefit was $0.5 million and $1.8 million for the years ended December 31, 2012, 2011 and 2010, respectively.
[2]	Deferred tax benefit was $41,000 and deferred tax expense was $0.2 million and $38,000 for the years ended December 31, 2012, 2011 and 2010, respectively.
[3]	Deferred tax expense was $3.9 million for the year ended December 31, 2012.